RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
NATURE OF OPERATIONS
Related Party Transactions

4.  RELATED PARTY TRANSACTIONS

Interest to related parties was $15,000 at September 30, 2022 compared to $7,500 at December 31, 2021

On February 15, 2021, the Company issued 875,000 shares of restricted common stock to Topline Holdings Inc in consideration for advisor and managerial services. The shares were priced at $0.074. at a fair value of $64,750.

On February 22, 2021, the debt of $2,245,000 including interest of $42,833.33 owed to P2B Capital LLC was paid in full with 65,285,714 shares of common stock resulting in a loss on conversion of $2,218,382.  The value at the end of the quarter was $4,515,266.

On February 22, 2021, the Company engaged James Bradley as an advisor for managerial services and issued Mr. Bradley 2,337,228 shares of common stock. at a fair value of $129,716 at a stock price of $0.0555.

On September 15, 2021, the Company issued Topline Holdings Inc 875,000 shares of restricted common stock for the remaining 6 months of advisor and managerial services for 2021 at a fair value of $63,000 at a stock price of $0.072.

On March 15, 2022, the Company issued 2,000,000 shares of restricted common stock to Topline Holdings Inc in consideration for advisor and managerial services. The shares were priced at $0.052. at a fair value of $104,000.

On September 9, 2022, the Company issued Topline Holdings Inc 2,000,000 shares of restricted common stock in consideration for advisor and managerial services at a fair value of $66,000 at a stock price of $0.033.

4. RELATED PARTY TRANSACTIONS

Interest to related parties is $7,500 at December 31, 2021 compared to $42,833 at December 31, 2020

On September 14, 2015, the Company entered into a $100,000 loan agreement with Holloman Holdings. The loan accrues interest at 5% per annum any accrued interest plus principal matures two years from the issuance date. The principal of this loan agreement was considered repaid, and the agreement terminated when the Company entered into another loan agreement for the same amount with a wholly owned subsidiary of Holloman Holdings on October 19, 2015.

On October 26, 2015, the Company entered into a $20,000 loan agreement with Holloman Holdings. The loan accrues interest at 5% per annum any accrued interest plus principal matures two years from the issuance date.

On November 3, 2015, the Company entered into a $35,000 loan agreement with Holloman Holdings. The loan accrues interest at 5% per annum any accrued interest plus principal matures two years from the issuance date.

On January 12, 2016, the Company borrowed $250,000 from Holloman Value Holdings, LLC. This loan bears interest at 5% per year. All or any portion of the outstanding loan principal, plus any accrued and unpaid interest, may be converted at the option of Holloman Value Holdings, at any time and from time to time, into shares of the Company's commons stock. The number of shares to be issued upon any conversion will be determined by dividing the amount of the principal and/or interest to be converted by the average closing price of the Company's common stock for the 30 trading days immediately preceding the date of conversion.

On February 15, 2019, the Company sold 3,750,000 shares of common stock to a wholly owned subsidiary of Holloman Corporation. The shares were priced at $0.020. Proceeds from the private placements totaled $75,000.

On June 11, 2019, the Company entered into a $30,000 loan agreement with Holloman Holdings. The loan accrues interest at 5% per annum any accrued interest plus principal matures two years from the issuance date.

On October 2, 2019, the Company entered into a $10,000 loan agreement with Holloman Holdings. The loan accrues interest at 5% per annum any accrued interest plus principal matures two years from the issuance date.

On December 11, 2019, the Company entered into a $200,000 loan agreement with Holloman Holdings. The loan accrues interest at 5% per annum any accrued interest plus principal matures two years from the issuance date. The consolidated total loan balance as of December 31, 2019 was $645,000 and bears interest at 5% per year.

On October 19, 2015, the Company entered into a $1,600,000 loan agreement with a wholly owned subsidiary of Holloman Holdings. The loan accrues interest at 2% per annum, payable monthly, and the principal matures two years from the issuance date. Interest is due monthly; however, if the Company fails to pay interest monthly then the lender can capitalize the interest as part of the principal. A portion of the proceeds of the loan agreement replaced the outstanding principal of $100,000 for the loan agreement entered into with Holloman Holdings on September 14, 2015.

On October 31, 2017, the outstanding $1,600,000 loan, plus $67,635 in accrued interest, was assigned to Holloman Value Holdings. This loan plus accrued interest is to be paid by October 31, 2019 or a reasonable time as agreed by both parties. All or any portion of the outstanding loan principal, plus any accrued and unpaid interest, may be converted at the option of Holloman Value Holdings, at any time and from time to time, into shares of the Company’s commons stock. The number of shares to be issued upon any conversion will be determined by dividing the amount of the principal and/or interest to be converted by the average closing price of the Company’s common stock for the 30 trading days immediately preceding the date of conversion. The debt was assigned to P2B Capital on April 30, 2020 at time of sale of the Company to Magenta Holdings. Simultaneously, the accrued interest of $231,317 was forgiven, assets consisting of cash at $32,350 and $52,510 fair value of Oilex shares, less outstanding payables totaling $25,201 as agreed upon, was transferred at the time of settlement and sale of the shell. The remaining related party amount of $171,478 was charged to donated capital.

Effective October 1, 2010, the Company executed an administrative services agreement with Holloman Corporation, the Company’s controlling shareholder. Under this agreement, fees of $5,000 per month were payable to Holloman Corporation. An amendment to this agreement, effective July 1, 2016, reduced the fees to $2,000 per month covering; office and meeting space, supplies, utilities, office equipment, network access and other administrative facilities costs. These fees are payable quarterly in shares of the Company’s restricted common stock at the closing price of the stock on the last trading-day of the applicable monthly billing period. This administrative services agreement can be terminated by either party with 30-days’ notice. The agreement was terminated July 1, 2019. During 2019, the Company recorded $12,000 (2018 – $24,000) of office expense and issued 1,367,532 (2018– 1,740,815) shares of its common stock as a result of this agreement. During 2019, the Company recorded $1,445 (2018-$6,545) in management fees and as a result issued 96,591 (2018-478,815) shares of its common stock. No gain or loss recorded Debt of $2,245,000 was assigned to P2B Capital on April 30, 2020 at time of sale of the Company to Magenta Holdings. Simultaneously, the accrued interest of $231,317 was forgiven, assets consisting of cash at $32,350 and $52,510 fair value of Oilex shares, less outstanding payables totaling $25,201 as agreed upon, was transferred at the time of settlement and sale of the shell. The remaining related party amount of $171,478 was charged to donated capital.

On November 6, 2020, the Company engaged Rowland Consulting LLC in a consultant and advisory role to assist in general managerial strategies for the Company’s online assets. The Company will cover the direct costs associated with activities done by Advisor.

On December 31, 2020, the Company issued 100,000,000 shares of restricted stock to Dark Alpha Capital LLC in a private offering in exchange for $1,000 cash. Dark Alpha Capital serves as the Company’s advisor on operations, finance, legal matters, and business development, including acquisitions. The value of the shares on December 31, 2020 are valued at $5,300,000.

On February 15, 2021, the Company issued 875,000 shares of restricted common stock to Topline Holdings Inc in consideration for advisor and managerial services. The shares were priced at $0.074. at a fair value of $64,750.

On February 22, 2021, the Company engaged Konkler Enterprises for managerial services and issued Konkler Enterprises 208,635 shares of common stock. at a fair value of $11,579 at a stock price of $0.0555.

On February 22, 2021, the Company engaged James Bradley as an Advisor for managerial services and issued Mr. Bradley 2,337,228 shares of common stock. at a fair value of $129,716 at a stock price of $0.0555.

On February 22, 2021, the debt of $2,245,000 including interest of $51,884 owed to P2B Capital LLC was paid in full with 65,285,714 shares of common stock resulting in a loss on conversion of $2,218,382. The value at the end of the quarter was $4,515,266.

On April 1, 2021, the Company issued the last tranche of 300,000 shares of common stock owed to Chesapeake Group Inc. at fair value of $16,500 at a stock price of $0.055.

On September 15, 2021, the Company issued Topline Holdings Inc 875,000 shares of restricted common stock for the remaining 6 months of advisor and managerial services for 2021 at a fair value of $63,000 at a stock price of $0.072.

On October 1, 2021 the Company entered into a note to borrow $200,000 over a 6 month period with interest of $15,000 and issuance of 750,000 shares of common stock to an unrelated accredited investor. The common shares were at fair value at a stock price of $0.081 per share. The common shares were at fair value at a stock price of $0.081 per share and were issued as an inducement to provide the note. This has been treated as a discount and amortized over the life of the note.

On October 13, 2021 the Company engaged North Equities for three months of consulting services to assist with Social Media and Client Outreach. In consideration for these services the company issued 632,912 shares of common stock at a fair value of $50,000 at a stock price of $0.079.